Capital (Tables)	6 Months Ended
Jun. 30, 2021
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Details of NCIB Share Repurchases
The Company did not repurchase any shares in the three months ended June 30, 2021 and 2020. Details of share repurchases under the NCIB for the six months ended June 30, 2021 and 2020 were as follows:

	Six months ended June 30,

	2021	2020

Share repurchases (millions of U.S. dollars)	200	200

Shares repurchased (number in millions)	2.5	2.6

Share repurchases - average price per share in U.S. dollars	$81.45	$78.37

Summary of dividend declared and paid	Details of dividends declared per common share and dividends paid on common shares are as follows:

	Three months ended June 30,		Six months ended June 30,

	2021	2020	2021	2020

Dividends declared per common share	$0.405	$0.380	$0.810	$0.760

Dividends declared	200	188	400	376

Dividends reinvested	(6)	(6)	(12)	(12)

Dividends paid	194	182	388	364